SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Mar. 31, 2012
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II

VALUATION AND QUALIFYING ACCOUNTS

SONY CORPORATION AND CONSOLIDATED SUBSIDIARIES

	Yen in millions
	Balance at beginning of period	Additions charged to costs and expenses	Deductions (Note 1)	Other (Note 2)	Balance at end of period
Fiscal year ended March 31, 2010:
Allowance for doubtful accounts and sales returns	110,383	59,987	(61,577)	(4,318)	104,475

Fiscal year ended March 31, 2011:
Allowance for doubtful accounts and sales returns	104,475	50,345	(55,106)	(9,183)	90,531

Fiscal year ended March 31, 2012:
Allowance for doubtful accounts and sales returns	90,531	33,441	(49,509)	(3,454)	71,009

Notes:

1.	Reversal including amounts written off.

2.	Translation adjustment.

	Balance at beginning of period (Note 1)	Additions (Note 2)	Deductions	Other (Note 3)	Balance at end of period (Note 1)
Fiscal year ended March 31, 2010:
Valuation allowance — Deferred tax assets	120,512	48,372	(40,210)	(2,421)	126,253

Fiscal year ended March 31, 2011:
Valuation allowance — Deferred tax assets	126,253	381,837	(28,736)	(5,641)	473,713

Fiscal year ended March 31, 2012:
Valuation allowance — Deferred tax assets	473,713	469,788	(22,904)	(52,364)	868,233

Note:

1.	As discussed in Note 21 of the consolidated financial statements, the presentation of deferred income taxes in the consolidated balance sheets have been revised to conform with the presentation as of March 31, 2012, which impacted the presentation of the valuation allowance for the previous fiscal years.

2.	Including a valuation allowance against deferred tax assets which Sony Ericsson had prior to its acquisition during the fiscal year ended March 31, 2012. Refer to Note 21 of the consolidated financial statements.

3.	Translation adjustment and the effect of changes in statutory tax rate.